UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VANECK VIP TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VanEck VIP Trust

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 88.7%
Argentina: 1.0%
78,700	Grupo Supervielle SA (ADR) *	$1,337,900
Brazil: 3.9%
137,000	BB Seguridade Participacoes SA	1,277,838
108,900	CVC Brasil Operadora e Agencia de Viagens SA	1,005,306
103,900	Fleury SA	1,403,875
40,000	Ouro Fino Saude Animal Participacoes SA	319,428
71,000	Smiles SA	1,437,871
		5,444,318
China / Hong Kong: 29.0%
247,000	AIA Group Ltd. #	1,559,053
51,740	Alibaba Group Holding Ltd. (ADR) *	5,579,124
3,220,000	Beijing Enterprises Water Group Ltd. #	2,386,934
447,932	Beijing Originwater Technology Co. Ltd. #	1,054,389
3,588,969	China Animal Healthcare Ltd. * # §	0
34,100	China Lodging Group Ltd. (ADR) *	2,115,905
1,208,000	China Maple Leaf Educational Systems Ltd. #	911,380
1,426,000	China Medical System Holdings Ltd. #	2,529,810
1,423,000	China Resources Phoenix Healthcare Holdings Co. Ltd. * #	1,745,948
1,044,000	Fu Shou Yuan International Group Ltd. #	639,433
253,000	Galaxy Entertainment Group Ltd. #	1,385,720
99,650	JD.com, Inc. (ADR) *	3,100,111
21,200	Kweichow Moutai Co. Ltd. #	1,189,045
2,153,600	Man Wah Holdings Ltd. #	1,710,604
250,000	Ping An Insurance Group Co. of China Ltd.	1,399,965
161,991	Shanghai International Airport Co. Ltd. #	704,698
236,000	Shenzhou International Group Holdings Ltd. #	1,489,448
220,000	Sinopharm Group Co. Ltd. #	1,021,343
20,380	TAL Education Group (ADR) *	2,171,897
338,000	Techtronic Industries Co. #	1,368,318
218,000	Tencent Holdings Ltd. #	6,280,472
		40,343,597
Egypt: 0.8%
255,750	Commercial International Bank Egypt SAE #	1,064,458
India: 12.3%
1,077,000	Ashok Leyland Ltd. #	1,405,727
145,000	Cadila Healthcare Ltd. #	988,124
127,000	Cholamandalam Investment and Finance Co. Ltd. #	1,887,159
550,000	Fortis Healthcare Ltd. * #	1,528,901
78,000	HDFC Bank Ltd.	1,774,114
185,800	Phoenix Mills Ltd. #	1,082,416
60,000	Strides Shasun Ltd. #	1,014,760
55,000	Supreme Industries Ltd. #	926,557
131,278	Syngene International Ltd. # Reg S 144A	1,055,857
136,000	TVS Motor Co. Ltd. #	902,022
191,000	Yes Bank Ltd. #	4,549,331
		17,114,968
Indonesia: 2.7%
3,177,000	Bank Rakyat Indonesia Tbk PT #	3,093,504
1,756,000	Link Net Tbk PT	714,892
		3,808,396
Kenya: 1.3%
10,416,000	Safaricom Ltd.	1,848,815
Mexico: 3.1%
21,360	Fomento Economico Mexicano SAB de CV (ADR)	1,890,787
476,000	Qualitas Controladora SAB de CV *	778,746
631,000	Unifin Financiera SAPI de CV SOFOM ENR	1,614,384
		4,283,917
Peru: 1.2%
10,660	Credicorp Ltd. (USD)	1,740,778
Philippines: 2.0%
1,960,000	Ayala Land, Inc. #	1,290,571
982,000	Robinsons Retail Holdings, Inc. #	1,506,389
		2,796,960
Poland: 0.1%
2,913	KRUK SA	176,282
Russia: 2.8%
199,000	Sberbank of Russia (ADR)	2,294,470
73,000	Yandex NV (USD) *	1,600,890
		3,895,360
South Africa: 5.4%
522,000	Advtech Ltd.	778,161
32,000	Aspen Pharmacare Holdings Ltd. #	654,699
25,100	Naspers Ltd. #	4,325,038
422,772	Rhodes Food Group Pty Ltd. #	751,887
888,949	Transaction Capital Ltd.	999,850
		7,509,635
South Korea: 2.6%
950	LG Household & Health Care Ltd. #	689,187
2,230	NAVER Corp. #	1,705,198
25,665	Soulbrain Co. Ltd. #	1,193,680
		3,588,065
Spain: 1.7%
117,689	CIE Automotive SA #	2,319,147
Switzerland: 1.6%
19,800	Luxoft Holding, Inc. (USD) *	1,238,490
48,200	Wizz Air Holdings Plc (GBP) * # Reg S 144A	989,490
		2,227,980
Taiwan: 7.5%
593,990	Advanced Semiconductor Engineering, Inc. #	760,918
430,000	Basso Industry Corp. #	1,306,748
168,000	Chroma ATE, Inc. #	508,866
14,000	Largan Precision Co. Ltd. #	2,204,998
113,654	Poya Co. Ltd. #	1,336,963
698,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	4,376,902
		10,495,395
Thailand: 3.3%
58,000	CP ALL PCL (NVDR) #	99,557
1,758,000	CP ALL PCL	3,017,701
1,135,000	Srisawad Power 1979 PCL (NVDR) #	1,428,626
		4,545,884
Turkey: 2.8%
117,459	AvivaSA Emeklilik ve Hayat AS	605,967
206,000	Tofas Turk Otomobil Fabrikasi AS #	1,543,474
4,539,079	Turkiye Sinai Kalkinma Bankasi AS #	1,722,768
		3,872,209
United Arab Emirates: 0.6%
39,500	NMC Health Plc (GBP) #	875,575
United Kingdom: 1.6%
53,700	Bank of Georgia Holdings Plc #	2,159,284
1,235,312	Hirco Plc * # §	0
		2,159,284
United States: 1.4%
521,400	Samsonite International SA (HKD) #	1,896,051
Total Common Stocks (Cost: $104,186,597)		123,344,974
PREFERRED STOCKS: 7.3%
Brazil: 0.9%
101,760	Itau Unibanco Holding SA	1,231,938
Colombia: 1.2%
160,000	Banco Davivienda SA	1,665,125
South Korea: 5.2%
5,073	Samsung Electronics Co. Ltd. #	7,266,511
Total Preferred Stocks (Cost: $8,406,374)		10,163,574
REAL ESTATE INVESTMENT TRUSTS: 1.6%
Mexico: 1.6%
663,000	Concentradora Hipotecaria SAPI de CV	796,071
906,330	TF Administradora Industrial, S de RL de CV	1,478,902
Total Real Estate Investment Trusts (Cost: $2,700,397)		2,274,973
MONEY MARKET FUND: 3.7% (Cost: $5,220,072)
5,220,072	AIM Treasury Portfolio - Institutional Class	5,220,072
Total Investments: 101.3% (Cost: $120,513,440)		141,003,593
Liabilities in excess of other assets: (1.3)%		(1,870,859)
NET ASSETS: 100.0%		$139,132,734

ADR	American Depositary Receipt
GBP	British Pound
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $88,387,938 which represents 63.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,045,347, or 1.5% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	22.5%	$31,743,597
Consumer Staples	6.5	9,144,553
Financials	24.4	34,361,540
Health Care	9.3	13,138,320
Industrials	2.9	4,154,304
Information Technology	22.4	31,522,369
Materials	1.5	2,120,237
Real Estate	3.3	4,647,960
Telecommunication Services	1.8	2,563,707
Utilities	1.7	2,386,934
Money Market Fund	3.7	5,220,072
	100.0%	$141,003,593

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$1,337,900	$—	$—	$1,337,900
Brazil	5,444,318	—	—	5,444,318
China / Hong Kong	14,367,002	25,976,595	0	40,343,597
Egypt	—	1,064,458	—	1,064,458
India	1,774,114	15,340,854	—	17,114,968
Indonesia	714,892	3,093,504	—	3,808,396
Kenya	1,848,815	—	—	1,848,815
Mexico	4,283,917	—	—	4,283,917
Peru	1,740,778	—	—	1,740,778
Philippines	—	2,796,960	—	2,796,960
Poland	176,282	—	—	176,282
Russia	3,895,360	—	—	3,895,360
South Africa	1,778,011	5,731,624	—	7,509,635
South Korea	—	3,588,065	—	3,588,065
Spain	—	2,319,147	—	2,319,147
Switzerland	1,238,490	989,490	—	2,227,980
Taiwan	—	10,495,395	—	10,495,395
Thailand	3,017,701	1,528,183	—	4,545,884
Turkey	605,967	3,266,242	—	3,872,209
United Arab Emirates	—	875,575	—	875,575
United Kingdom	—	2,159,284	0	2,159,284
United States	—	1,896,051	—	1,896,051
Preferred Stocks
Brazil	1,231,938	—	—	1,231,938
Colombia	1,665,125	—	—	1,665,125
South Korea	—	7,266,511	—	7,266,511
Real Estate Investment Trust
Mexico	2,274,973	—	—	2,274,973
Money Market Fund	5,220,072	—	—	5,220,072
Total	$52,615,655	$88,387,938	$0	$141,003,593

During the period ended March 31, 2017, transfers of securities from Level 1 to Level 2 were $2,287,837 and transfers from Level 2 to Level 1 were $8,291,934. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2017:

	Common Stocks
	China / Hong Kong	United Kingdom
Balance as of December 31, 2016	$240,669	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(240,669)	0
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2017	$0	$0

See Notes to Schedules of Investments

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.8%
Australia: 13.5%
623,118	Cardinal Resources Ltd. * #	$255,076
16,000	Dacian Gold Ltd. * #	24,233
474,592	Evolution Mining Ltd. #	762,982
887,465	Gold Road Resources Ltd. * #	373,636
33,100	Newcrest Mining Ltd. #	564,205
121,600	Northern Star Resources Ltd. #	377,976
122,539	OceanaGold Corp. (CAD)	363,051
214,100	Saracen Mineral Holdings Ltd. * #	161,343
		2,882,502
Canada: 68.4%
6,537	Agnico-Eagle Mines Ltd.	277,338
16,800	Agnico-Eagle Mines Ltd. (USD)	712,992
1,100	Alamos Gold, Inc.	8,834
75,140	Alamos Gold, Inc. (USD)	603,374
190,900	Argonaut Gold, Inc. *	334,472
2,700	Asanko Gold, Inc. *	7,086
52,900	Asanko Gold, Inc. (USD) *	138,069
133,900	Atacama Pacific Gold Corp. *	48,330
202,775	AuRico Metals, Inc. *	178,401
25,880	AuRico Metals, Inc. (USD) *	22,692
38,100	Auryn Resources, Inc. *	89,961
40,917	B2Gold Corp. *	116,611
345,000	B2Gold Corp. (USD) *	976,350
23,900	Barrick Gold Corp. (USD)	453,861
100,700	Bear Creek Mining Corp. *	172,648
218,000	Belo Sun Mining Corp. *	139,339
21,972	Bonterra Resources, Inc. *	6,609
296,000	Bonterra Resources, Inc. * # § ø	84,581
74,863	Brio Gold, Inc. *	177,327
162,656	Columbus Gold Corp. *	113,750
209,700	Continental Gold, Inc. *	632,325
69,150	Corvus Gold, Inc. *	44,199
21,000	Corvus Gold, Inc. (USD) *	13,463
28,100	Detour Gold Corp. *	322,024
189,600	Eastmain Resources, Inc. *	67,722
64,800	Eldorado Gold Corp. (USD)	220,968
74,000	First Mining Finance Corp. *	45,629
20,400	Fortuna Silver Mines, Inc. (USD) *	106,080
68,700	Goldcorp, Inc. (USD)	1,002,333
70,400	Guyana Goldfields, Inc. *	380,626
785,670	Integra Gold Corp. *	537,624
130,400	Kinross Gold Corp. (USD) *	457,704
61,752	Kirkland Lake Gold Ltd. *	455,530
87,800	Klondex Mines Ltd. *	342,657
104,000	Leagold Mining Corp. * # 144A	215,062
24,800	Lundin Gold, Inc. *	113,571
18,500	MAG Silver Corp. (USD) *	242,905
90,000	Midas Gold Corp. *	54,818
2,500	New Gold, Inc. *	7,463
105,100	New Gold, Inc. (USD) *	313,198
102,847	Newcastle Gold Ltd. *	55,683
33,900	NovaGold Resources, Inc. (USD) *	165,093
296,688	Orezone Gold Corp. *	122,704
46,700	Osisko Mining, Inc. * 144A	170,316
11,000	Osisko Mining, Inc. *	40,118
12,000	Pan American Silver Corp. (USD)	210,240
217,242	Pilot Gold, Inc. *	93,114
76,800	Premier Gold Mines Ltd. *	185,380
5,100	Pretium Resources, Inc. *	54,687
22,000	Pretium Resources, Inc. (USD) *	235,620
8,500	Richmont Mines, Inc. * Reg S	60,274
9,500	Richmont Mines, Inc. (USD) * Reg S	67,450
219,800	Roxgold, Inc. *	228,089
19,200	Roxgold, Inc. * 144A	19,924
340,000	Rye Patch Gold Corp. *	86,927
305,000	Sabina Gold and Silver Corp. *	353,198
83,700	Semafo, Inc. *	252,387
22,400	Silver Wheaton Corp. (USD)	466,816
4,500	Sulliden Mining Capital, Inc. *	981
35,200	TMAC Resources, Inc. * Reg S	432,241
32,670	Torex Gold Resources, Inc. *	644,138
5,323	Yamana Gold, Inc.	14,690
137,900	Yamana Gold, Inc. (USD)	380,604
		14,579,200
Mexico: 4.2%
46,300	Fresnillo Plc (GBP) #	902,126
United Kingdom: 4.5%
57,800	Acacia Mining Plc #	325,128
7,100	Randgold Resources Ltd. (ADR)	619,688
		944,816
United States: 8.2%
26,200	Newmont Mining Corp.	863,552
7,700	Royal Gold, Inc.	539,385
16,654	Tahoe Resources, Inc. (CAD)	133,748
26,000	Tahoe Resources, Inc.	208,780
		1,745,465
Total Common Stocks (Cost: $16,936,932)		21,054,109
WARRANTS: 0.0% (Cost: $0)
Canada: 0.0%
62,450	Pilot Gold, Inc. Warrants (CAD 0.90, expiring 05/16/19) *	5,400
MONEY MARKET FUND: 1.2% (Cost: $259,858)
259,858	AIM Treasury Portfolio - Institutional Class	259,858
Total Investments: 100.0% (Cost: $17,196,790)		21,319,367
Other assets less liabilities: 0.0%		5,713
NET ASSETS: 100.0%		$21,325,080

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,046,348 which represents 19.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $84,581 which represents 0.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $405,302, or 1.9% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $84,581, or 0.4% of net assets.

Restricted securities held by the Fund as of March 31, 2017 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Bonterra Resources, Inc.	02/07/2017	296,000	$62,938	$84,581	0.4%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Diversified Metals & Mining	3.4%	$725,943
Gold	84.5	18,021,336
Precious Metals & Minerals	6.1	1,286,189
Silver	4.8	1,026,041
Money Market Fund	1.2	259,858
	100.0%	$21,319,367

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$363,051	$2,519,451	$—	$2,882,502
Canada	14,279,557	299,643	—	14,579,200
Mexico	—	902,126	—	902,126
United Kingdom	619,688	325,128	—	944,816
United States	1,745,465	—	—	1,745,465
Warrants
Canada	5,400	—	—	5,400
Money Market Fund	259,858	—	—	259,858
Total	$17,273,019	$4,046,348	$—	$21,319,367

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Schedules of Investments

VANECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.8%
Bermuda: 0.9%
114,000	Golar LNG Ltd. (USD)	$3,184,020
Canada: 16.1%
27,822	Agnico-Eagle Mines Ltd.	1,180,372
179,200	Agnico-Eagle Mines Ltd. (USD)	7,605,248
93,200	Agrium, Inc. (USD)	8,905,260
270,300	Barrick Gold Corp. (USD)	5,132,997
1,326,700	First Quantum Minerals Ltd.	14,096,530
317,300	Goldcorp, Inc. (USD)	4,629,407
673,900	Kinross Gold Corp. (USD) *	2,365,389
551,100	New Gold, Inc. (USD) *	1,642,278
653,100	Teck Resources Ltd. (USD)	14,302,890
		59,860,371
France: 1.1%
636,300	Vallourec SA * #	4,217,381
Kuwait: 1.6%
3,890,609	Kuwait Energy Plc (GBP) * # § ø	5,940,926
Luxembourg: 1.1%
117,100	Tenaris SA (ADR)	3,997,794
Monaco: 0.5%
421,200	Scorpio Tankers, Inc. (USD)	1,870,128
South Africa: 0.8%
1,740,545	Petra Diamonds Ltd. (GBP) * #	2,897,821
Switzerland: 7.8%
4,942,365	Glencore Xstrata Plc (GBP) * #	19,391,625
1,446,700	Weatherford International Plc (USD) *	9,620,555
		29,012,180
United Kingdom: 1.3%
56,100	Randgold Resources Ltd. (ADR)	4,896,408
United States: 66.6%
256,500	Callon Petroleum Co. *	3,375,540
241,800	CF Industries Holdings, Inc.	7,096,830
99,600	Cimarex Energy Co.	11,901,204
98,350	Concho Resources, Inc. *	12,622,239
466,300	Consol Energy, Inc. *	7,824,514
137,200	Diamondback Energy, Inc. *	14,229,698
133,000	EOG Resources, Inc.	12,974,150
92,400	Forum Energy Technologies, Inc. *	1,912,680
320,200	Freeport-McMoRan Copper & Gold, Inc. *	4,277,872
172,900	Green Plains Renewable Energy, Inc.	4,279,275
313,800	Halliburton Co.	15,442,098
140,500	Hess Corp.	6,773,505
651,100	Laredo Petroleum, Inc. *	9,506,060
311,600	Louisiana-Pacific Corp. *	7,733,912
1,013,700	Nabors Industries Ltd.	13,249,059
291,350	Newfield Exploration Co. *	10,753,729
246,900	Newmont Mining Corp.	8,137,824
471,800	Parsley Energy, Inc. *	15,338,218
574,000	Patterson-UTI Energy, Inc.	13,930,980
159,900	PDC Energy, Inc. *	9,969,765
76,000	Pioneer Natural Resources Co.	14,153,480
267,200	ProPetro Holding Corp. *	3,444,208
88,900	RSP Permian, Inc. *	3,683,127
160,100	Schlumberger Ltd.	12,503,810
215,400	Steel Dynamics, Inc.	7,487,304
223,200	Sunrun, Inc. *	1,205,280
431,300	Superior Energy Services, Inc. *	6,150,338
52,400	Tyson Foods, Inc.	3,233,604
39,200	Union Pacific Corp.	4,152,064
		247,342,367
Total Common Stocks (Cost: $318,365,084)		363,219,396
REAL ESTATE INVESTMENT TRUST: 0.3% (Cost: $956,566)
United States: 0.3%
48,500	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	979,700
MONEY MARKET FUND: 2.2% (Cost: $8,232,461)
8,232,461	AIM Treasury Portfolio - Institutional Class	8,232,461
Total Investments: 100.3% (Cost: $327,554,111)		372,431,557
Liabilities in excess of other assets: (0.3)%		(1,136,891)
NET ASSETS: 100.0%		$371,294,666

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $32,447,753 which represents 8.7% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $5,940,926 which represents 1.6% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $5,940,926, or 1.6% of net assets.

Restricted securities held by the Fund as of March 31, 2017 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	08/06/2008	3,890,609	$11,764,893	$5,940,926	1.6%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Staples	0.9%	$3,233,604
Energy	62.5	232,848,481
Financials	0.3	979,700
Industrials	1.4	5,357,344
Materials	32.7	121,779,967
Money Market Fund	2.2	8,232,461
	100.0%	$372,431,557

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$3,184,020	$—	$—	$3,184,020
Canada	59,860,371	—	—	59,860,371
France	—	4,217,381	—	4,217,381
Kuwait	—	—	5,940,926	5,940,926
Luxembourg	3,997,794	—	—	3,997,794
Monaco	1,870,128	—	—	1,870,128
South Africa	—	2,897,821	—	2,897,821
Switzerland	9,620,555	19,391,625	—	29,012,180
United Kingdom	4,896,408	—	—	4,896,408
United States	247,342,367	—	—	247,342,367
Real Estate Investment Trust
United States	979,700	—	—	979,700
Money Market Fund	8,232,461	—	—	8,232,461
Total	$339,983,804	$26,506,827	$5,940,926	$372,431,557

There were no transfers between levels during the period ended March 31, 2017.

Common Stocks
Kuwait
Balance as of December 31, 2016	$6,069,240
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(128,314)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2017	$5,940,926

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017:

	Value as of March 31, 2017	Valuation Technique	Unobservable Input Description (1)	Unobservable Input	Impact to Valuation from an Increase in Input (2)
Common Stocks
Kuwait	$5,940,926	Guideline Public Companies	Entitlement Multiple	5.50-10.25x	Increase
			Working Interest Multiple	0.40-3.00x	Increase
			Marketability Discount	10%	Decrease

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

VANECK VIP LONG/SHORT EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 37.8%
6,238	Financial Select Sector SPDR Fund	$148,028
4,131	PowerShares Fundamental High Yield Corporate Bond Portfolio	77,704
2,973	SPDR S&P Bank ETF	127,780
1,659	Vanguard Information Technology ETF	225,010
Total Exchange Traded Funds (Cost: $585,584)		578,522

Principal Amount
SHORT-TERM INVESTMENTS: 36.3%
Government Obligation: 32.6% (Cost: $499,769)
	United States Treasury Bill
$500,000	0.51%,05/04/17 (a)	499,769

Number of Shares
Money Market Fund: 3.7% (Cost: $57,156)
57,156	AIM Treasury Portfolio - Institutional Class	57,156
Total Short-term Investments: 36.3% (Cost: $556,925)		556,925
Total Investments: 74.1% (Cost: $1,142,509)		1,135,447
Other assets less liabilities: 25.9%		395,809
NET ASSETS: 100.0%		$1,531,256
SECURITIES SOLD SHORT: (3.5)%
EXCHANGE TRADED FUND: (3.5)% (Proceeds: $(53,095))
(462)	iShares Russell 1000 Value ETF	(53,102)
Total Securities Sold Short (Proceeds: $(53,095))		$(53,102)

(a)	All or a portion of these securities are segregated for securities sold short. Total value of the securities segregated, including cash on deposit with broker, is $829,069.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Exchange Traded Funds	51.0%	$578,522
Government	44.0	499,769
Money Market Fund	5.0	57,156
	100.0%	$1,135,447

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$578,522	$—	$—	$578,522
Short-term Investments
Government Obligation	—	499,769	—	499,769
Money Market Fund	57,156	—	—	57,156
Total	$635,678	$499,769	$—	$1,135,447

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$(53,102)	$—	$—	$(53,102)

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Schedules of Investments

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (unaudited)

Number of Shares			Value
COMMON STOCK: 0.0%
(Cost: $0)
Mexico: 0.0%
	3,236	Corp. GEO, SAB de CV *	$366

Principal Amount
CORPORATE BONDS: 11.9%
Argentina: 3.3%
USD	229,000	Cia General de Combustibles SA
		9.50%, 11/07/19 (c) 144A	242,969
	319,000	Generacion Mediterranea SA
		9.63%, 07/27/20 (c) Reg S	339,148
	352,941	YPF SA
		8.54%, 08/15/18 (f) Reg S	367,765
			949,882
British Virgin Islands: 0.7%
	217,032	QGOG Atlantic / Alaskan Rigs Ltd.
		5.25%, 05/01/17 (c) Reg S	213,233
Cayman Islands: 1.3%
	338,000	Vale Overseas Ltd.
		6.88%, 11/21/36	365,074
Ireland: 1.0%
	284,000	Oilflow SPV 1 DAC
		12.00%, 01/13/22 144A	294,259
Mexico: 1.2%
	120,000	Corp. GEO, SAB de CV
		9.25%, 06/05/17 (c) (d) Reg S	30
		TV Azteca SAB de CV
	148,000	7.50%, 05/01/17 (c) Reg S	148,000
	214,000	7.63%, 09/18/17 (c) Reg S	211,325
			359,355
Netherlands: 3.6%
	343,000	Indo Energy Finance II BV
		6.38%, 01/24/18 (c) Reg S	327,517
	623,000	Petrobras Global Finance BV
		8.75%, 05/23/26	722,680
			1,050,197
Singapore: 0.8%
	401,000	Bumi Investment Pte Ltd. *
		10.75%, 05/18/17 (c) (d) Reg S	219,548
Total Corporate Bonds
(Cost: $3,338,466)			3,451,548
FOREIGN GOVERNMENT OBLIGATIONS: 85.0%
Angola: 1.0%
	280,000	Angolan Government International Bond
		9.50%, 11/12/25 Reg S	289,506
Argentina: 9.1%
		Argentine Bonos del Tesoro
ARS	14,521,000	18.20%, 10/03/21	1,014,465
	2,790,000	21.20%, 09/19/18	191,742
	176	Argentine Republic Government International Bond
		5.83%, 12/31/33	87
USD	795,000	Provincia de Cordoba
		7.45%, 09/01/24 144A	807,322
	598,000	Provincia de Entre Rios Argentina
		8.75%, 02/08/25 144A	599,967
			2,613,583
Brazil: 9.7%
		Notas do Tesouro Nacional, Series F
BRL	2,286,000	10.00%, 01/01/21	753,826
	3,014,000	10.00%, 01/01/23	990,907
	3,264,000	10.00%, 01/01/27	1,067,748
			2,812,481
Colombia: 4.5%
		Colombian TES
COP	2,218,500,000	7.00%, 06/30/32	777,350
	662,000,000	7.75%, 09/18/30	248,801
	660,000,000	10.00%, 07/24/24	275,917
			1,302,068
Egypt: 0.6%
USD	171,000	Egypt Government International Bond
		6.13%, 01/31/22 144A	178,161
El Salvador: 4.6%
		El Salvador Government International Bonds
	642,000	7.65%, 06/15/35 Reg S	600,032
	714,000	8.63%, 02/28/29 144A	738,990
			1,339,022
Gabon: 3.0%
	900,000	Gabon Government International Bond
		6.38%, 12/12/24 Reg S	873,562
Kenya: 1.3%
	375,000	Kenya Government International Bond
		6.88%, 06/24/24 Reg S	374,524
Mexico: 12.7%
		Mexican Government International Bonds
MXN	17,350,000	6.50%, 06/09/22	910,497
	11,400,000	7.75%, 11/23/34	630,834
	19,680,000	7.75%, 11/13/42	1,088,482
	18,040,000	8.00%, 11/07/47	1,023,468
			3,653,281
Mongolia: 4.5%
USD	1,125,000	Mongolia Government International Bond
		10.88%, 04/06/21 Reg S	1,299,322
Nigeria: 2.2%
	620,000	Nigeria Government International Bond
		7.88%, 02/16/32 144A	648,272
Pakistan: 1.1%
	298,000	Pakistan Government International Bond
		7.88%, 03/31/36 Reg S	302,775
Peru: 1.6%
PEN	1,391,000	Peruvian Government International Bond
		7.84%, 08/12/20 Reg S	470,386
Russia: 12.0%
		Russian Federal Bond - OFZ
RUB	64,474,000	7.75%, 09/16/26	1,140,489
	73,086,000	8.50%, 09/17/31	1,358,543
	51,556,000	11.18%, 01/29/20 (f)	952,748
			3,451,780
Rwanda: 1.7%
USD	487,000	Rwanda Government International Bond
		6.63%, 05/02/23 Reg S	492,389

South Africa: 6.7%
		South African Government Bonds
ZAR	12,846,000	8.88%, 02/28/35	902,339
	12,579,000	10.50%, 12/21/26	1,037,636
			1,939,975
Suriname: 2.4%
USD	687,000	Republic of Suriname International Bond
		9.25%, 10/26/26 144A	685,282

Uruguay: 2.0%
UYU	8,995,167	Uruguay Government International Bond
		4.38%, 12/15/28	291,102
	9,635,000	Uruguay Treasury Bill
		0.01%, 04/05/18 ^	297,085
			588,187
Vietnam: 1.2%
USD	336,600	Vietnam Government International Bond
		4.00%, 05/03/17 (c) (s)	334,671

Zambia: 3.1%
	840,000	Zambia Government International Bond
		8.97%, 07/30/27 Reg S	880,320

Total Foreign Government Obligations (Cost: $23,843,090)			24,529,547

Number of Shares
MONEY MARKET FUND: 1.7% (Cost: $490,663)
	490,663	AIM Treasury Portfolio - Institutional Class	490,663

Total Investments: 98.6%
(Cost: $27,672,219)			28,472,124
Other assets less liabilities: 1.4%			390,007
NET ASSETS: 100.0%			$28,862,131

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
*	Non-income producing
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,195,222, or 14.5% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	1.3%	$365,074
Communications	1.3	359,325
Energy	6.2	1,766,195
Financial	1.0	294,259
Government	86.2	24,529,547
Industrial	1.1	327,913
Utilities	1.2	339,148
Money Market Fund	1.7	490,663
	100.0%	$28,472,124

The summary of inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock*	$366	$—	$—	$366
Corporate Bonds*	—	3,451,548	—	3,451,548
Foreign Government Obligations*	—	24,529,547	—	24,529,547
Money Market Fund	490,663	—	—	490,663
Total	$491,029	$27,981,095	$—	$28,472,124

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended March 31, 2017.

See Notes to Schedules of Investments

VANECK VIP TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2017 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in the characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedules of Investments.

Basis for Consolidation—The VIP Gold Fund Subsidiary (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 25, 2013. The Subsidiary is currently a wholly-owned subsidiary of the Fund and acts as an investment vehicle in order to effect certain investments on behalf of the Fund.

Other—In 2016, the United Kingdom decided to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Income Taxes—As of March 31, 2017, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Van Eck VIP Emerging Markets Fund	$120,857,800	$27,535,997	$(7,390,204)	$20,145,793
Van Eck VIP Global Gold Fund	19,775,228	4,888,862	(3,344,723)	1,544,139
Van Eck VIP Global Hard Assets Fund	343,088,418	89,769,491	(60,426,352)	29,343,139
Van Eck VIP Long/Short Equity Index Fund	1,142,793	—	(7,346)	(7,346)
Van Eck VIP Unconstrained Emerging Markets Bond Fund	27,700,406	1,017,397	(245,679)	771,718

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck VIP Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck VIP Trust

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck VIP Trust

Date: May 26, 2017

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck VIP Trust

Date: May 26, 2017